Significant Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010
Significant Acquisitions [Abstract]
Ownership in luxury hotels by former partner	3
Full ownership acquired in hotels in exchange for its interest in third hotel by the company	2
Ownership interest held	47.40%
Amount paid to acquire a controlling interest in a joint venture	$ 27	$ 23
Gain (Loss) on asset dispositions	50	5
Goodwill	26	26
Deferred gain on disposition of assets	$ 30